Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Accrued Expenses and Other Liabilities
Schedule of accrued expenses and other liabilities

	As of December 31,
	2014	2015
	RMB	RMB

Accrued salaries and welfare	17,964	23,540
Accrued advertising expenses	2,388	1,077
Accrued network support expenses	1,801	1,541
Business and other tax payable	4,093	3,798
Professional and other service fees	9,262	31,867
Deposits received from matchmaking service agencies	8,980	11,314
Deposit received in relation to the proposed merger with LoveWorld Inc.	—	150,000
Other payables in relation to peer to peer lending products	—	99,220
Others	6,652	31,273

Balance as at December 31	51,140	353,630
Less: Current portion	(45,490)	(346,728)

Non-current portion	5,650	6,902